Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Weighted average exercise price	$ 0.18	$ 0.10	$ 0.24
Weighted average contractual life	2.95
Number of warrants outstanding	25,454,600	13,444,147	1,052,680
Range 1 [Member]
Statement [Line Items]
Weighted average exercise price	$ 0.35
Weighted average contractual life	0.81
Number of warrants outstanding	396,000
Range 2 [Member]
Statement [Line Items]
Weighted average exercise price	$ 0.70
Weighted average contractual life	0.98
Number of warrants outstanding	173,600
Range 3 [Member]
Statement [Line Items]
Weighted average exercise price	$ 0.07
Weighted average contractual life	2.67
Number of warrants outstanding	7,583,333
Range 4 [Member]
Statement [Line Items]
Weighted average exercise price	$ 0.45
Weighted average contractual life	2.82
Number of warrants outstanding	3,375,000
Range 5 [Member]
Statement [Line Items]
Weighted average exercise price	$ 0.70
Weighted average contractual life	2.98
Number of warrants outstanding	1,531,667
Range 6 [Member]
Statement [Line Items]
Weighted average exercise price	$ 0.10
Weighted average contractual life	3.27
Number of warrants outstanding	12,395,000